Net (Loss) Income Per Share (Details) - Schedule of Reported a Net Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net (loss) income attributable to the Company’s shareholders					$ (44,520,635)	$ 96,463,523
Weighted average ordinary shares outstanding
Basic					56,084,858	55,500,000
Diluted	64,953,238	55,500,000	62,823,549	55,500,000	56,084,858	55,500,000
Net (loss) income per share
Basic					$ (0.79)	$ 1.74
Diluted					$ (0.79)	$ 1.74